Accounting policies - Measurement of FA and FL and recognition of FV changes - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 MXN ($)
Financial instruments
All financial instruments	$ 41
Instruments sensitive to interest rate	39
Instruments sensitive to equity market prices	1
Instruments sensitive to foreign currency exchange rates	19
Instruments sensitive to volatility movements	$ 6
Time horizon used in measuring VaR that does not fully capture market positions	1 day
Confidence level (as a percent)	99.00%
Minimum
Financial instruments
All financial instruments	$ 25
Instruments sensitive to interest rate	26
Instruments sensitive to equity market prices	0
Instruments sensitive to foreign currency exchange rates	2
Instruments sensitive to volatility movements	$ 3
Percentage of hedge effectiveness	80.00%
Maximum
Financial instruments
All financial instruments	$ 103
Instruments sensitive to interest rate	104
Instruments sensitive to equity market prices	3
Instruments sensitive to foreign currency exchange rates	36
Instruments sensitive to volatility movements	$ 68
Percentage of hedge effectiveness	125.00%
Weighted average
Financial instruments
All financial instruments	$ 41
Instruments sensitive to interest rate	38
Instruments sensitive to equity market prices	1
Instruments sensitive to foreign currency exchange rates	15
Instruments sensitive to volatility movements	$ 10